Expense Example, No Redemption {- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2035 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2035 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 650
3 Years	809
5 Years	980
10 Years	1,471
Fidelity Advisor Freedom Blend 2035 Fund- Class M
Expense Example, No Redemption:
1 Year	451
3 Years	665
5 Years	895
10 Years	1,551
Fidelity Advisor Freedom Blend 2035 Fund- Class C
Expense Example, No Redemption:
1 Year	156
3 Years	482
5 Years	831
10 Years	1,809
Fidelity Advisor Freedom Blend 2035 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	54
3 Years	169
5 Years	293
10 Years	649
Fidelity Advisor Freedom Blend 2035 Fund- Class Z
Expense Example, No Redemption:
1 Year	44
3 Years	137
5 Years	237
10 Years	$ 526